Label	Element	Value
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	€ (85,300,000)	[1]
Treasury Stock [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	(557,900,000)
Retained Earnings [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	7,226,200,000
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(85,300,000)	[1]
AOCI Attributable to Parent [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	251,500,000	[2]
Common Stock [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	€ 38,800,000
Common Stock, Shares, Outstanding	us-gaap_CommonStockSharesOutstanding	427,400,000

[1]	As of January 1, 2018, we adopted ASU No. 2016-16 Income Taxes (ASC 740) 'Intra-Entity Transfers of Assets Other Than Inventory', with the impact adjusted to retained earnings as of January 1, 2018.
[2]
As of December 31, 2019, accumulated OCI consists of €(25.6) million loss relating to our proportionate share of other comprehensive income from equity method investments (2018: €(5.8) million loss; 2017: one million loss), €302.4 million relating to foreign currency translation gain (2018: €282.3 million gain; 2017: €264.1 million gain) and €1.0 million relating to unrealized gains on financial instruments (2018: €8.5 million gains; 2017: €(11.6) million losses).